                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05898

                        Morgan Stanley Prime Income Trust
               (Exact name of registrant as specified in charter)

     1221 Avenue of the Americas, New York, New York                10020
        (Address of principal executive offices)                 (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PRIME INCOME TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE TRUST'S FINANCIAL STATEMENTS AND A LIST OF TRUST INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2005

MARKET CONDITIONS

Growth in gross domestic product, low inflation, improving corporate profitability, strengthening company balance sheets and declining defaults all created a favorable environment for senior loans during the six months ended March 31, 2005. Moreover, as the Federal Open Market Committee continued to raise the target federal funds rate, investors focused on the senior loan market as a hedge against rising interest rates. This combination of a favorable credit environment and rising interest rates led to heavy inflows into the asset class. While issuance reached near-record levels during the period, demand continued to exceed supply and drove down yields on newly issued securities. Prices in the secondary market were also bid up considerably, again due to inflows.

In March, the high-yield market fell significantly from its highs, due to perceptions that the market was overvalued. Profit taking also contributed to this decline. To a lesser extent than the high-yield market overall, the senior loan market also retreated from its highs in the final month of the period.

PERFORMANCE ANALYSIS

For the six-month period ended March 31, 2005, Morgan Stanley Prime Income Trust returned 3.31 percent, assuming no deduction of applicable sales charges. The Trust's net asset value (NAV) increased from $9.02 to $9.13 per share during this period. Comparatively, for the same six-month period, the Lipper Loan Participation Funds Average returned 3.15 percent.*

The Trust's performance was boosted by a number of factors over the six months. The Trust benefited from the strong performance of the senior loan market. The Trust's ability to stay fully invested over the period, minimizing its holdings of cash, was another important driver of outperformance. In addition, the Trust generally benefited from a strategy of trading aggressively out of securities with relatively low spreads to take advantage of the strong secondary market. Finally, the Trust benefited from increases in the share prices of several of the companies in which it holds equity as a result of restructurings.

While most sectors remained strong over the six months, a number of isolated company-specific credit issues did have a negative effect on the Trust's relative performance over the period. In particular, several consumer products companies experienced unexpected declines in the sales of a core product, which had a negative impact on their value.

* THE LIPPER LOAN PARTICIPATION FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER LOAN PARTICIPATION CLOSED-END FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

   Senior Loans and Notes                      95.5%
   Common Stocks                                3.9
   Short-Term Investments                       0.6

DATA AS OF MARCH 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

UNDER NORMAL MARKET CONDITIONS, THE TRUST WILL INVEST AT LEAST 80 PERCENT OF ITS TOTAL ASSETS IN SENIOR LOANS. THE TRUST CURRENTLY INTENDS TO LIMIT ITS INVESTMENTS IN SENIOR NOTES TO NO MORE THAN 20 PERCENT OF ITS TOTAL ASSETS. THE REMAINDER OF THE TRUST'S ASSETS MAY BE INVESTED IN CASH OR IN HIGH QUALITY DEBT SECURITIES WITH REMAINING MATURITIES OF ONE YEAR OR LESS, ALTHOUGH IT IS ANTICIPATED THAT THE DEBT SECURITIES IN WHICH THE TRUST INVESTS WILL HAVE REMAINING MATURITIES OF 60 DAYS OR LESS. SUCH SECURITIES MAY INCLUDE COMMERCIAL PAPER RATED AT LEAST IN THE TOP TWO RATING CATEGORIES OF EITHER STANDARD & POOR'S CORPORATION ("S&P") OR MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"), OR UNRATED COMMERCIAL PAPER CONSIDERED BY THE INVESTMENT ADVISER TO BE OF SIMILAR QUALITY, CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES AND SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. SUCH SECURITIES MAY PAY INTEREST AT RATES WHICH ARE PERIODICALLY REDETERMINED OR MAY PAY INTEREST AT FIXED RATES. HIGH QUALITY DEBT SECURITIES AND CASH MAY COMPRISE UP TO 100 PERCENT OF THE TRUST'S TOTAL ASSETS DURING TEMPORARY DEFENSIVE PERIODS WHEN, IN THE OPINION OF THE INVESTMENT ADVISER, SUITABLE SENIOR LOANS ARE NOT AVAILABLE FOR INVESTMENT BY THE TRUST OR PREVAILING MARKET OR ECONOMIC CONDITIONS WARRANT.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON

FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

MORGAN STANLEY PRIME INCOME TRUST

PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              SENIOR COLLATERALIZED TERM LOANS (a) (92.4%)
              AEROSPACE & DEFENSE (3.1%)
$     2,438   AM General, LLC                                   6.71 - 7.51%     11/01/11   $    2,535,000
      3,960   Apptis (DE), Inc.                                     6.09         01/05/10        4,021,855
         30   Apptis (DE), Inc.                                     8.00         01/05/10           30,467
      3,960   ARINC, Inc                                            4.78         03/10/11        4,031,755
      1,980   CACI International, Inc.                              4.96         05/03/11        2,008,472
      1,990   Ceradyne, Inc.                                    4.875 - 5.00     08/18/11        2,024,825
      4,000   DynCorp International, LLC                            6.063        02/11/11        4,050,000
      2,333   DynCorp International, LLC (Revolver)                 7.00         02/11/11        2,275,000
      1,975   ILC Industries, Inc.                                  5.85         08/05/10        2,002,769
      2,850   K&F Acquisition, Inc.                              5.20 - 7.25     11/18/12        2,902,241
      1,000   SI International, Inc.                                5.78         02/10/11        1,020,000
      5,431   Transdigm, Inc.                                       4.935        07/22/10        5,523,884
      1,000   Wyle Laboratories, Inc.                               5.50         01/28/11        1,018,750
                                                                                            --------------
                                                                                                33,445,018
                                                                                            --------------
              AUTO PARTS: OEM (1.2%)
      3,910   Accuride Corp.                                     5.25 - 7.00     01/31/12        3,952,150
      9,985   Federal-Mogul Corp. (Revolver) (f)                    4.42         02/24/04        9,340,181
                                                                                            --------------
                                                                                                13,292,331
                                                                                            --------------
              AUTOMOTIVE AFTERMARKET (2.1%)
      8,000   Goodyear Tire & Rubber Co. (The)                      6.56         03/31/06        8,084,960
      6,662   Metokote Corp.                                     5.98 - 6.10     08/13/10        6,794,847
      4,460   Safelite Glass Corp.                               8.10 - 8.60     09/30/07        3,824,462
      3,867   United Components, Inc.                               5.29         06/30/10        3,927,065
                                                                                            --------------
                                                                                                22,631,334
                                                                                            --------------
              BEVERAGES: ALCOHOLIC (0.2%)
      2,493   Constellation Brands, Inc.                        4.563 - 5.188    11/30/11        2,535,072
                                                                                            --------------
              BROADCAST/MEDIA (0.9%)
      2,988   NEP Supershooters, LP                              6.29 - 6.85     02/03/11        3,050,356
      6,500   Susquehanna Media Co.                              4.85 - 5.25     03/31/12        6,621,875
                                                                                            --------------
                                                                                                 9,672,231
                                                                                            --------------
              BUILDING PRODUCTS (0.5%)
      2,993   Interline Brands, Inc.                                5.343        12/31/10        3,029,906
      2,631   Juno Lighting, Inc.                                5.22 - 7.25     11/21/10        2,683,064
                                                                                            --------------
                                                                                                 5,712,970
                                                                                            --------------
              CABLE/SATELLITE TV (7.8%)
      1,980   Cebridge Connections, Inc.                         5.24 - 8.00     02/23/09        1,992,375
      4,000   Century Cable Holdings, LLC                           7.75         06/30/09        3,982,480

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
$    25,000   Century Cable Holdings, LLC                           7.75%        12/31/09   $   24,828,000
     15,000   Charter Communications Operating, LLC                 5.73         04/27/10       15,047,550
     10,908   Charter Communications Operating, LLC                 5.98         04/27/11       10,975,152
      6,588   DIRECTV Holdings, LLC                                 4.56         03/06/10        6,610,665
      1,975   Insight Midwest Holdings, LLC                         5.75         12/31/09        2,015,112
      8,000   Olympus Cable Holdings, LLC                        6.75 - 7.00     06/30/10        7,937,120
     11,000   Olympus Cable Holdings, LLC                           7.75         09/30/10       10,925,200
                                                                                            --------------
                                                                                                84,313,654
                                                                                            --------------
              CASINO/GAMING (5.0%)
     11,548   Alliance Gaming Corp.                                 5.65         09/04/09       11,619,858
      1,629   Global Cash Access, LLC                               5.60         03/10/10        1,657,351
      1,995   Marina District Financial Co.                     4.843 - 5.13     10/20/11        2,022,015
      7,187   Opbiz, LLC (Planet Hollywood)                         5.56         09/01/10        7,204,918
         17   Opbiz, LLC (Planet Hollywood) (c)(d)              5.975 - 6.56     09/01/09           16,828
      1,330   Penn National Gaming, Inc.                         5.35 - 5.59     09/01/07        1,336,567
      5,000   Ruffin Gaming, LLC                                    5.938        07/14/07        5,075,000
      4,000   Seminole Tribe of Florida                             4.875        09/30/11        4,052,480
     13,265   Venetian Casino Resort, LLC                           4.81         06/15/11       13,445,626
      8,000   Wynn Las Vegas, LLC                               4.955 - 5.005    12/14/11        8,151,280
                                                                                            --------------
                                                                                                54,581,923
                                                                                            --------------
              CELLULAR TELEPHONE (0.2%)
      1,995   AAT Communications Corp.                           5.77 - 5.80     01/16/12        2,030,531
                                                                                            --------------
              CHEMICALS: MAJOR DIVERSIFIED (3.1%)
      9,027   BCP Crystal Holdings, Ltd. (Germany)              5.06 - 5.126     04/06/11        9,226,425
     16,000   Huntsman Company, LLC                                 5.88         03/31/10       16,306,080
      7,719   Invista B.V. (fka Kosa B.V.) (Netherlands)            5.875        04/29/11        7,880,216
                                                                                            --------------
                                                                                                33,412,721
                                                                                            --------------
              CHEMICALS: SPECIALTY (5.4%)
      5,000   Brenntag AG (Germany)                                 5.88         02/27/12        5,085,950
      1,980   Hercules, Inc.                                    3.966 - 4.843    10/08/10        2,009,086
     17,143   Huntsman International, LLC                           5.375        12/31/10       17,507,387
      7,920   ISP Chemco, Inc.                                  4.688 - 4.875    03/27/11        8,023,910
      5,146   Kraton Polymers, LLC                              5.563 - 6.125    12/23/10        5,242,914
      2,000   Mosaic Company                                    4.313 - 4.625    02/21/12        2,025,420
      8,994   Nalco Company                                      4.85 - 5.05     11/04/10        9,182,746
      1,500   Niagara Holdings, Inc.                                5.0          02/11/12        1,526,715
      8,000   Rockwood Specialties Group, Inc.                      4.95         07/30/12        8,177,120
                                                                                            --------------
                                                                                                58,781,248
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              COMPUTER COMMUNICATIONS (0.2%)
$     1,995   Vertafore, Inc.                                       5.62%        12/23/10   $    2,022,431
                                                                                            --------------
              CONSTRUCTION MATERIALS (0.5%)
      1,000   Builders Firstsource, Inc.                            5.41         08/11/11        1,016,880
      1,995   Contech Construction Products, Inc.                5.25 - 7.25     12/04/10        2,033,663
      1,990   Nortek, Inc.                                       5.34 - 7.00     08/27/11        2,022,338
                                                                                            --------------
                                                                                                 5,072,881
                                                                                            --------------
              CONSUMER SUNDRIES (2.7%)
      1,574   Aero Products International, Inc.                  7.60 -7.88      12/19/08        1,574,960
      1,000   American Safety Razor Co.                          5.64 - 5.88     02/28/12        1,022,500
      2,481   Amscan Holdings, Inc.                              5.39 - 7.50     04/30/12        2,502,960
      4,988   CEI Holdings, Inc.                                 5.44 - 7.25     12/03/10        5,024,906
        462   Church & Dwight Co., Inc.                             4.60         05/30/11          468,435
      3,491   Del Laboratories, Inc.                             5.00 - 5.55     07/27/11        3,539,255
      1,940   Josten, Inc.                                          5.19         10/04/11        1,973,756
      1,998   Marietta Intermediate Holding Corp.                   6.00         12/17/10        2,022,469
      4,000   MD Beauty, Inc.                                       8.00         02/18/12        4,050,000
      3,132   Prestige Brands, Inc.                             5.181 - 7.00     04/06/11        3,185,987
      3,000   Rayovac Corp.                                      4.68 - 4.75     02/06/12        3,058,140
      1,455   World Kitchen, Inc.                                   6.313        03/31/08        1,435,415
                                                                                            --------------
                                                                                                29,858,783
                                                                                            --------------
              CONSUMER/BUSINESS SERVICES (0.8%)
      1,349   Alderwoods Group, Inc.                            4.54 - 5.296     09/29/09        1,371,360
      6,913   Buhrmann US, Inc.                                 5.088 - 5223     12/31/10        7,064,013
                                                                                            --------------
                                                                                                 8,435,373
                                                                                            --------------
              CONTAINERS/PACKAGING (4.0%)
      1,985   Consolidated Container Holdings, LLC                  6.688        12/15/08        2,011,043
      4,988   Graham Packaging Co.                              5.125 - 5.625    10/07/11        5,095,978
     11,845   Graphic Packaging International Corp.              5.06 - 5.88     06/30/10       12,068,323
      6,820   Impress Metal Packaging Holdings B.V.
               (Netherlands)                                        6.027        12/31/06        6,854,044
        993   Kranson Industries, Inc.                              5.85         07/30/11        1,007,388
      1,092   Nexpak Corp. (b)                                      8.69         03/31/07        1,092,020
      2,579   Nexpak Corp. (b)                                      10.69        03/31/07        1,781,010
        875   Nexpak Corp. (Revolver) (b)                        8.69 - 8.85     03/31/07          875,000
      1,947   Owens Illinois General, Inc.                          5.53         04/01/07        1,985,129
      1,135   Owens Illinois General, Inc.                          5.58         04/01/08        1,157,612
      1,767   Owens Illinois General, Inc. (France)                 5.45         04/01/08        1,805,447
      1,369   Smurfit-Stone Container Enterprises, Inc.         4.69 - 4.938     11/01/11        1,396,612
      3,960   Solo Cup Co.                                      5.35 - 5.593     02/27/11        4,023,360
      1,990   U.S. Can Corp.                                        6.60         01/10/10        1,998,666
                                                                                            --------------
                                                                                                43,151,632
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              DRUGSTORE CHAINS (0.5%)
$     4,975   Jean Coutu Group (Canada)                             5.00%        07/30/11   $    5,079,575
                                                                                            --------------
              EDUCATION (0.6%)
      4,796   Knowledge Learning Corp.                              5.35         01/07/12        4,850,254
      1,395   Educate Operating Co.                                 5.60         03/31/11        1,412,155
                                                                                            --------------
                                                                                                 6,262,409
                                                                                            --------------
              ELECTRONIC COMPONENTS (0.3%)
      2,759   Knowles Electronics, Inc.                             7.188        08/29/07        2,781,697
                                                                                            --------------
              ENGINEERING & CONSTRUCTION (0.3%)
      3,300   United Rentals, Inc.                               5.10 - 7.00     02/14/11        3,360,852
                                                                                            --------------
              ENTERTAINMENT & LEISURE (1.4%)
      2,000   Alliance Atlantis Communications Inc. (Canada)        4.61         12/20/11        2,033,760
      2,993   Universal City Development Partners, Ltd.          4.66 - 5.10     06/09/11        3,044,869
      3,960   WMG Acquisition Corp.                              4.72 - 5.37     02/28/11        3,996,709
      1,886   Yankees Holdings, LP                               5.25 - 5.41     06/25/07        1,924,598
      4,114   Yankees Global Enterprises, LLC                    5.03 - 7.25     06/25/07        4,199,122
                                                                                            --------------
                                                                                                15,199,058
                                                                                            --------------
              ENVIRONMENTAL SERVICES (2.3%)
      7,297   Allied Waste North America, Inc.                   4.85 - 5.37     01/15/12        7,371,511
      7,373   Duratek, Inc.                                      6.00 - 6.55     12/19/09        7,398,001
      6,227   Environmental Systems Products Holdings, Inc.      6.23 - 6.39     12/12/08        6,347,753
      1,965   Wastequip, Inc.                                       6.50         12/31/10        1,969,707
      1,990   Waste Services, Inc.                               6.70 - 7.41     03/31/11        2,008,615
                                                                                            --------------
                                                                                                25,095,587
                                                                                            --------------
              FINANCE - COMMERCIAL (0.3%)
      3,350   Outsourcing Solutions, Inc.                           7.75         12/09/08        3,373,110
                                                                                            --------------
              FINANCE/RENTAL/LEASING (0.2%)
      2,345   Refco Finance Holdings, LLC                           4.85         08/05/11        2,375,415
                                                                                            --------------
              FINANCIAL PUBLISHING/SERVICES (0.7%)
      6,966   Merrill Communications, LLC                           5.22         07/30/09        7,063,594
        993   Verifone Intermediate Holdings, Inc.                  5.23         06/30/11        1,001,184
                                                                                            --------------
                                                                                                 8,064,778
                                                                                            --------------
              FINANCIAL SERVICES (0.9%)
      5,000   Fidelity National Information Solutions, Inc.         4.51         03/09/13        5,023,750
      4,963   Transfirst Holdings, Inc.                             7.125        03/31/10        4,996,642
                                                                                            --------------
                                                                                                10,020,392
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              FOOD DISTRIBUTORS (0.4%)
$     3,980   Acosta Sales Co., Inc.                            5.41 - 5.78%     08/10/10   $    4,040,934
                                                                                            --------------
              FOOD RETAIL (0.6%)
      6,499   Luigino's, Inc.                                   5.875 - 5.938    04/02/11        6,580,559
                                                                                            --------------
              FOOD: MAJOR DIVERSIFIED (0.6%)
      4,040   Dole Food Co.                                      4.88 - 7.00     09/28/08        4,052,144
      2,758   Michael Foods, Inc.                               4.841 - 7.00     11/21/10        2,810,444
                                                                                            --------------
                                                                                                 6,862,588
                                                                                            --------------
              FOODS & BEVERAGES (4.0%)
      3,739   Atkins Nutritionals, Inc.                         7.89 - 11.75     10/29/09        2,621,693
      7,412   Birds Eye Foods, Inc.                                 5.60         06/30/08        7,539,014
        750   Del Monte Corp.                                       4.27         02/08/12          762,660
      1,990   Doane Pet Care, Inc.                               6.37 - 7.38     11/05/09        2,026,059
      1,600   Domino's, Inc. (Revolver)                             5.375        06/25/09        1,572,000
      6,696   DS Waters Enterprises, LP                         7.266 - 7.59     11/07/09        6,493,598
      1,000   National Dairy Holding, LP                            4.83         03/15/12        1,017,500
      2,730   Pierre Foods, Inc.                                 5.44 - 5.69     06/30/10        2,776,082
     16,830   Pinnacle Foods Holding Corp.                       5.81 - 6.37     11/25/10       17,048,285
      1,935   Sunny Delight Beverage Co.                         6.79 - 9.00     08/20/10        1,949,809
                                                                                            --------------
                                                                                                43,806,700
                                                                                            --------------
              HEALTHCARE (1.8%)
      3,980   Ardent Health Services, Inc.                          5.25         08/12/11        3,988,716
      4,920   Concentra Operating Corp.                          5.10 - 5.37     06/30/09        4,996,190
      1,611   Multiplan, Inc.                                       5.85         03/04/09        1,629,236
      3,990   Pacificare Health Systems, Inc.                   4.25 - 4.938     12/13/10        4,038,637
      1,985   Sterigenics International, Inc.                    6.01 - 7.75     06/14/11        2,009,813
      2,746   VWR International, Inc.                               5.17         04/07/11        2,798,916
                                                                                            --------------
                                                                                                19,461,508
                                                                                            --------------
              HOME FURNISHINGS (0.5%)
      1,985   Holmes Group, Inc.                                 6.06 - 8.00     11/08/10        2,022,219
      3,763   Tempur-Pedic, Inc.                                    5.343        06/30/09        3,798,271
                                                                                            --------------
                                                                                                 5,820,490
                                                                                            --------------
              HOSPITAL/NURSING MANAGEMENT (0.7%)
      1,990   CHS/Community Health Systems, Inc.                    4.64         08/19/11        2,020,745
      5,874   Triad Hospitals, Inc.                                 5.10         09/30/08        5,981,028
                                                                                            --------------
                                                                                                 8,001,773
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              HOTELS/RESORTS/CRUISELINES (1.8%)
$     4,894   CNL Hospitality Partners, LP                          5.246%       10/13/06   $    4,985,671
      3,906   Interstate Operating Company, LP                      8.375        01/14/08        3,915,425
      3,874   Wyndham International, Inc.                           8.563        04/01/06        3,888,270
      7,186   Wyndham International, Inc.                           7.563        06/30/06        7,218,420
                                                                                            --------------
                                                                                                20,007,786
                                                                                            --------------
              INDUSTRIAL MACHINERY (1.2%)
      2,013   Formica Corp.                                      7.74 - 9.25     06/10/10        2,032,630
        568   Formica Corp. (Canada)                            7.739 - 9.25     06/10/10          573,297
      1,376   Formica Corp. (Spain)                              7.74 - 9.25     06/10/10        1,389,274
        703   Formica Corp. (United Kingdom)                     7.74 - 9.25     06/10/10          710,480
      1,995   Goodman Global Holdings, Inc.                         5.125        12/23/11        2,031,788
      3,775   Mueller Group, Inc.                               5.52 - 5.843     04/23/11        3,819,327
      2,557   Sensus Metering Systems, Inc.                      4.39 - 5.58     12/17/10        2,586,356
        384   Sensus Metering Systems, Inc. (Luxembourg)         4.39 - 5.58     12/17/10          387,953
                                                                                            --------------
                                                                                                13,531,105
                                                                                            --------------
              INDUSTRIAL SPECIALTIES (1.4%)
      1,684   National Waterworks, Inc.                             5.60         11/22/09        1,713,138
      8,373   Panolam Industries International, Inc. and
               Panolam Industries, Ltd. (Canada)                    6.125        12/03/10        8,488,265
      4,428   Unifrax Corp.                                         5.125        05/19/10        4,505,163
                                                                                            --------------
                                                                                                14,706,566
                                                                                            --------------
              LIFE/HEALTH INSURANCE (1.4%)
      2,978   Alliant Resources Group, Inc.                     6.593 - 8.25     08/31/11        2,992,388
      2,866   CCC Information Services                              5.85         08/20/10        2,902,524
      9,589   Conseco, Inc.                                         6.35         06/22/10        9,780,786
                                                                                            --------------
                                                                                                15,675,698
                                                                                            --------------
              MEDICAL SPECIALTIES (0.9%)
      2,188   Colgate Medical, Ltd. (United Kingdom)             5.09 - 5.10     12/30/08        2,220,991
      1,769   CONMED Corp.                                       5.01 - 5.10     12/15/09        1,790,790
      6,000   Cooper Companies, Inc.                                4.563        01/06/12        6,086,280
                                                                                            --------------
                                                                                                10,098,061
                                                                                            --------------
              MEDICAL/NURSING SERVICES (1.2%)
      4,792   Ameripath, Inc.                                       6.10         03/27/10        4,833,840
      6,000   Select Medical Corp.                                  4.63         02/24/12        6,042,720
      2,667   Select Medical Corp. (Revolver)                    5.35 - 5.56     02/24/11        2,640,000
                                                                                            --------------
                                                                                                13,516,560
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.1%)
$       852   Central Parking Corp.                                 5.093%       03/31/10   $      865,726
                                                                                            --------------
              MOVIES/ENTERTAINMENT (1.6%)
      7,960   Metro-Goldwyn Mayer, Inc.                             5.35         04/30/11        7,978,626
      9,599   Regal Cinemas Corp.                                   5.093        11/10/10        9,777,506
                                                                                            --------------
                                                                                                17,756,132
                                                                                            --------------
              OIL & GAS PIPELINES (0.9%)
      9,273   El Paso Corp.                                         5.625        11/23/09        9,415,403
                                                                                            --------------
              OIL REFINING/MARKETING (0.6%)
      4,750   Getty Petroleum Marketing, Inc.                    6.35 - 8.00     05/19/10        4,836,070
      1,448   Tesoro Petroleum Corp.                                8.31         04/15/08        1,477,579
                                                                                            --------------
                                                                                                 6,313,649
                                                                                            --------------
              OTHER METALS/MINERALS (1.2%)
      7,213   CII Carbon, Inc.                                      5.494        06/25/08        7,140,923
      1,638   Foundation PA Coal Co.                             4.78 - 5.38     07/30/11        1,667,378
      2,966   Novelis, Inc.                                         4.50         01/07/12        3,017,861
      1,707   Novelis, Inc. (Canada)                                4.50         01/07/12        1,737,248
                                                                                            --------------
                                                                                                13,563,410
                                                                                            --------------
              PHARMACEUTICALS: OTHER (0.9%)
      9,616   MCC Merger Sub Corp.                                  8.02         09/30/08        9,712,346
                                                                                            --------------
              PRINTING/PUBLISHING (1.6%)
      2,972   Advertising Directory Solutions (Canada)              4.85         11/09/11        2,983,693
        856   ALM Media, Inc.                                       7.25         03/05/10          865,038
      1,000   Ascend Media Holdings, LLC                            7.25         01/31/12        1,008,120
      4,003   Day International Group, Inc.                      6.35 - 6.60     09/16/09        4,040,118
      2,000   Endurance Business Media, Inc.                        5.53         03/08/12        2,041,240
        971   Source Media, Inc.                                    5.343        11/08/11          985,749
      1,925   Vutek, Inc.                                           8.25         06/25/10        1,944,250
      3,000   Liberty Group Operating, Inc.                         6.75         02/28/12        3,046,860
                                                                                            --------------
                                                                                                16,915,068
                                                                                            --------------
              PUBLISHING: BOOKS/MAGAZINES (4.8%)
        779   Advanstar Communications, Inc.                        7.35         10/11/07          784,228
      8,024   American Media Operations, Inc.                       5.313        04/01/07        8,159,925
      4,988   Cygnus Business Media, Inc.                           7.51         07/13/09        4,975,031
      5,697   F&W Publications, Inc.                                6.52         12/31/09        5,771,905
      3,990   Network Communications, Inc.                       5.44 - 5.62     06/30/11        4,064,813
      4,463   Primedia, Inc.                                        5.625        06/30/09        4,503,489
        826   R.H. Donnelley, Inc.                               4.47 - 4.85     12/31/09          840,699

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
$     7,846   R.H. Donnelley, Inc.                              4.31 - 4.85%     06/30/11   $    7,988,953
      2,644   Transwestern Publishing Company, LLC              3.938 - 6.75     02/25/11        2,656,969
      1,840   Transwestern Publishing Company, LLC                  4.563        06/24/11        1,868,373
     10,298   Ziff Davis Media, Inc.                                7.57         03/31/07       10,330,543
                                                                                            --------------
                                                                                                51,944,928
                                                                                            --------------
              PUBLISHING: NEWSPAPERS (0.8%)
      7,327   CanWest Media, Inc. (Canada)                          5.044        08/15/09        7,440,962
      1,489   Herald Media, Inc.                                    5.56         07/22/11        1,516,203
                                                                                            --------------
                                                                                                 8,957,165
                                                                                            --------------
              REAL ESTATE - INDUSTRIAL/OFFICE (0.4%)
      1,106   Corrections Corp. of America                          4.95         03/31/08        1,122,986
      2,987   General Growth Properties, LP                         4.94         11/12/07        3,016,719
                                                                                            --------------
                                                                                                 4,139,705
                                                                                            --------------
              REAL ESTATE DEVELOPMENT (0.5%)
      5,000   Landsource Communities Development, LLC               5.375        03/31/10        5,073,450
                                                                                            --------------
              RECREATIONAL PRODUCTS (0.4%)
      2,475   Pure Fishing, Inc.                                 5.61 - 6.09     09/30/10        2,512,125
      1,959   True Temper Sports, Inc.                          5.661 - 7.75     03/15/11        1,973,326
                                                                                            --------------
                                                                                                 4,485,451
                                                                                            --------------
              RESTAURANTS (0.4%)
      1,995   Carrols Corp.                                         5.375        12/31/10        2,036,556
      1,496   Denny's, Inc.                                      5.84 - 6.48     09/30/09        1,535,530
        998   Landry's Restaurants, Inc.                         4.53 - 4.60     12/28/10        1,014,647
                                                                                            --------------
                                                                                                 4,586,733
                                                                                            --------------
              RETAIL - SPECIALTY (2.7%)
      2,424   Alimentation Couche-Tard, Inc. (Canada)               4.625        12/17/10        2,462,360
      3,462   Central Garden & Pet Co.                          4.60 - 4.521     05/14/09        3,500,189
      3,875   Home Interiors & Gifts, Inc.                       8.10 - 8.38     03/31/11        3,752,938
      1,850   NBTY, Inc.                                            4.875        03/15/07        1,868,487
      2,970   Nebraska Book Co.                                  5.60 - 5.88     03/04/11        3,018,263
      9,404   Pantry, Inc. (The)                                    5.10         03/12/11        9,595,350
      5,000   TravelCenters of America, Inc.                     4.38 - 4.90     12/01/11        5,059,400
                                                                                            --------------
                                                                                                29,256,987
                                                                                            --------------
              SEMICONDUCTORS (1.4%)
      7,980   On Semiconductor Corp.                                6.13         12/15/11        8,089,725
      6,983   Viasystems, Inc.                                   6.49 - 9.00     09/30/09        7,053,791
                                                                                            --------------
                                                                                                15,143,516
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              SERVICES TO THE HEALTH INDUSTRY (1.2%)
$     1,975   CDI Acquisition Sub, Inc.                             6.60%        12/31/10   $    1,994,750
      3,157   FHC Health Systems, Inc.                          8.91 - 11.91     12/18/09        3,205,893
      4,091   Insight Health Services Acquisition Corp.         6.843 - 7.093    10/17/08        4,112,462
      3,947   MC Communications, LLC                             7.46 - 7.60     12/31/10        4,005,867
                                                                                            --------------
                                                                                                13,318,972
                                                                                            --------------
              SPECIALTY INSURANCE (0.1%)
        933   Mitchell International, Inc.                          6.09         08/15/11          949,916
                                                                                            --------------
              TELECOMMUNICATION EQUIPMENT (0.0%)
      1,155   Channel Master, Inc. (c) (g)                          9.00         12/31/04          219,403
         64   Channel Master, Inc. (Revolver) (c) (g)               9.00         12/31/04           12,179
                                                                                            --------------
                                                                                                   231,582
                                                                                            --------------
              TELECOMMUNICATIONS (2.3%)
      8,000   FairPoint Communications, Inc.                    4.938 - 5.44     02/28/12        8,130,000
      5,000   Iowa Telecom Services, Inc.                        4.97 - 5.10     11/23/11        5,079,150
      7,585   KMC Telecom, Inc.                                     8.60         06/30/10        3,982,214
      2,092   Mcleod USA, Inc.                                      6.42         05/30/08          713,934
      2,483   Valor Telecommunications Enterprises, LLC          4.85 - 6.75     02/14/12        2,523,687
      4,974   WILTEL Communications, LLC                            6.35         06/30/10        4,911,514
                                                                                            --------------
                                                                                                25,340,499
                                                                                            --------------
              TEXTILES (0.5%)
      5,615   Polymer Group, Inc.                                   6.34         04/27/10        5,738,979
                                                                                            --------------
              TRANSPORTATION (1.8%)
      1,985   Horizon Lines, LLC                                    5.6          07/07/11        2,006,498
      2,725   Pacer International, Inc.                         4.063 - 5.563    06/10/10        2,783,407
      5,457   Quality Distribution, Inc.                         5.64 - 5.85     11/13/09        5,484,142
      9,765   Sirva Worldwide, Inc.                                 5.17         12/01/10        9,636,593
                                                                                            --------------
                                                                                                19,910,640
                                                                                            --------------
              UTILITIES (3.0%)
      7,877   Allegheny Energy Supply Co., LLC                   4.76 - 5.15     03/08/11        7,994,702
      6,933   Pike Electric, Inc.                                   5.00         07/01/12        7,056,816
      4,440   Pike Electric, Inc.                                   5.063        12/10/12        4,512,150
      9,000   Reliant Energy, Inc.                              5.225 - 6.089    04/30/10        9,121,320
      3,530   Texas Genco, LLC                                  4.81 - 5.093     12/14/11        3,582,560
                                                                                            --------------
                                                                                                32,267,548
                                                                                            --------------
              WASTE MANAGEMENT (0.3%)
      3,000   Envirocare of Utah, LLC                               5.794        01/31/10        3,000,000
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
----------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATIONS (3.2%)
$     8,890   Centennial Cellular Operating Co.                 4.88 - 5.63%     02/09/11   $    9,061,657
     19,000   Nextel Partners Operating Corp.                       5.438        05/31/11       19,314,640
      5,955   Western Wireless Corp.                             5.68 - 5.85     05/31/11        5,997,161
                                                                                            --------------
                                                                                                34,373,458
                                                                                            --------------
              TOTAL SENIOR COLLATERALIZED TERM LOANS
               (COST $1,002,442,419)                                                         1,005,934,597
                                                                                            --------------

 NUMBER OF
  SHARES
-----------
              COMMON STOCKS (e) (3.8%)
              AUTOMOTIVE AFTERMARKET (0.0%)
    100,632   Safelite Glass Corp. (b)                                                                   0
      6,793   Safelite Realty Corp. (b)                                                                  0
                                                                                            --------------
                                                                                                         0
                                                                                            --------------
              CASINO/GAMING (0.0%)
     43,216   Opbiz (Planet Hollywood) (b)                                                          25,930
                                                                                            --------------
              COMPUTER SOFTWARE & SERVICES (0.0%)
    107,026   DecisionOne Corp. (b)                                                                      0
                                                                                            --------------
              CONSUMER SUNDRIES (0.1%)
     52,654   World Kitchen, Inc. (b)                                                              937,768
                                                                                            --------------
              CONTAINERS/PACKAGING (0.0%)
     69,711   Nexpak Holdings, LLC (b)                                                                   0
                                                                                            --------------
              ENGINEERING & CONSTRUCTION (1.4%)
    333,900   Washington Group International, Inc.                                              15,022,161
                                                                                            --------------
              ENVIRONMENTAL SERVICES (0.0%)
     19,446   Environmental Systems Products Holdings, Inc. (b)                                    196,794
                                                                                            --------------
              FOREST PRODUCTS (0.1%)
    230,289   Tembec, Inc. (Canada)                                                              1,104,138
                                                                                            --------------
              MEDICAL SPECIALTIES (1.4%)
    263,565   Dade Behring Holdings, Inc.                                                       15,531,885
                                                                                            --------------
              MEDICAL/NURSING SERVICES (0.7%)
    272,296   NeighborCare, Inc.                                                                 7,964,658
                                                                                            --------------
              TELECOMMUNICATIONS (0.0%)
 11,689,637   KMC Telecom, Inc. (b)                                                                      0
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
              TEXTILES (0.0%)
     61,460   London Fog (b)                                                                $      234,777
                                                                                            --------------
              TOTAL COMMON STOCKS
               (COST $24,935,147)                                                               41,018,111
                                                                                            --------------

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE
-----------                                                   ----------------   --------
              SENIOR NOTES (1.0%)
              MEDICAL SPECIALTIES (0.5%)
$     4,429   Dade Behring, Inc.                                  11.91%         10/03/10        4,883,328
                                                                                            --------------
              TELECOMMUNICATIONS (0.3%)
      4,982   KMC Telecom, Inc. (c)(d)                             7.38          06/30/11        2,615,673
      2,175   KMC Telecom, Inc. (c)(d)                             7.63          06/30/11        1,142,020
                                                                                            --------------
                                                                                                 3,757,693
                                                                                            --------------
              WIRELESS TELECOMMUNICATIONS (0.2%)
      2,000   Rogers Wireless Inc. - 144A (Canada)                 5.53          12/15/10        2,080,000
                                                                                            --------------
              TOTAL SENIOR NOTES
               (COST $11,083,726)                                                               10,721,021
                                                                                            --------------

 NUMBER OF                                                                      EXPIRATION
 WARRANTS                                                                          DATE
-----------                                                                     ----------
              WARRANTS (b)(e) (0.0%)
              CASINO/GAMING (0.0%)
     14,523   Opbiz (Planet Hollywood)                                           09/01/10                0
                                                                                            --------------
              INTERNET SOFTWARE/SERVICES (0.0%)
     98,655   Mobile Pro Corp.                                                   11/15/09                0
                                                                                            --------------
              TOTAL WARRANTS
               (COST $0)                                                                                 0
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE          VALUE
-----------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (0.6%)
$     6,545   The Bank of New York (dated 03/31/05;
               proceeds $6,545,025) (i) (COST $6,544,536)           2.688%       04/01/05   $     6,544,536
                                                                                            ---------------

              TOTAL INVESTMENTS
               (COST $1,045,005,828) (h) (j)                                        97.8%     1,064,218,265

              OTHER ASSETS IN EXCESS OF LIABILITIES                                  2.2         23,839,305
                                                                                 -------    ---------------
              NET ASSETS                                                           100.0%   $ 1,088,057,570
                                                                                 =======    ===============

----------
   (a) FLOATING RATE SECURITIES. INTEREST RATES SHOWN ARE THOSE IN EFFECT AT MARCH 31, 2005.
   (b) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $5,143,299 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
   (c) NON-INCOME PRODUCING SECURITY; LOAN OR NOTE IN DEFAULT.
   (d) PAYMENT-IN-KIND SECURITY.
   (e) NON-INCOME PRODUCING SECURITIES.
   (f) ISSUER IS RESTRUCTURING LOAN.
   (g) ISSUER IS LIQUIDATING LOAN.
   (h) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $40,230,653 IN CONNECTION WITH UNFUNDED LOAN COMMITMENTS.
   (i) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 2.688% DUE 04/01/05 VALUED AT $6,675,427.
   (j) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $38,831,236 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $19,618,799, RESULTING IN NET UNREALIZED APPRECIATION OF $19,212,437.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PRIME INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,045,005,828)                                 $  1,064,218,265
Cash                                                                                             1,282,455
Receivable for:
  Investments sold                                                                              20,398,343
  Interest                                                                                       4,959,036
  Shares of beneficial interest sold                                                             2,726,180
Prepaid expenses and other assets                                                                  567,290
                                                                                          ----------------
    TOTAL ASSETS                                                                             1,094,151,569
                                                                                          ----------------
LIABILITIES:
Payable for:
  Investments purchased                                                                          4,019,850
  Investment advisory fee                                                                          822,576
  Dividends to shareholders                                                                        262,753
  Administration fee                                                                               235,689
Deferred loan fees                                                                                 301,976
Accrued expenses and other payables                                                                451,155
Commitments and contingencies (Notes 6 and 8)                                                           --
                                                                                          ----------------
    TOTAL LIABILITIES                                                                            6,093,999
                                                                                          ----------------
    NET ASSETS                                                                            $  1,088,057,570
                                                                                          ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                           $  1,448,852,174
Net unrealized appreciation                                                                     19,212,437
Accumulated undistributed net investment income                                                  1,694,217
Accumulated net realized loss                                                                 (381,701,258)
                                                                                          ----------------
    NET ASSETS                                                                            $  1,088,057,570
                                                                                          ================
    NET ASSET VALUE PER SHARE,
      119,217,167 SHARES OUTSTANDING
      (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)                                     $           9.13
                                                                                          ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                                                  $     28,904,015
Amendment and other loan fees                                                                      625,619
                                                                                          ----------------
    TOTAL INCOME                                                                                29,529,634
                                                                                          ----------------
EXPENSES
Investment advisory fee                                                                          4,860,809
Administration fee                                                                               1,392,986
Professional fees                                                                                  448,063
Transfer agent fees and expenses                                                                   299,548
Shareholder reports and notices                                                                    157,775
Registration fees                                                                                  150,559
Custodian fees                                                                                      28,058
Trustees' fees and expenses                                                                         10,813
Other                                                                                               67,021
                                                                                          ----------------
    TOTAL EXPENSES                                                                               7,415,632
Less: expense offset                                                                               (11,201)
                                                                                          ----------------
    NET EXPENSES                                                                                 7,404,431
                                                                                          ----------------
    NET INVESTMENT INCOME                                                                       22,125,203
                                                                                          ----------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                               14,202,736
Net change in unrealized appreciation                                                              258,308
                                                                                          ----------------
    NET GAIN                                                                                    14,461,044
                                                                                          ----------------
NET INCREASE                                                                              $     36,586,247
                                                                                          ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX         FOR THE YEAR
                                                                      MONTHS ENDED            ENDED
                                                                     MARCH 31, 2005    SEPTEMBER 30, 2004
                                                                    ----------------   ------------------
                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $    22,125,203    $       44,143,318
Net realized gain (loss)                                                  14,202,736           (1,304,193)
Net change in unrealized appreciation                                        258,308           65,142,684
                                                                    ----------------   ------------------

    NET INCREASE                                                          36,586,247          107,981,809

Dividends to shareholders from net investment income                     (22,973,585)         (50,367,369)

Net decrease from transactions in shares of beneficial interest          (41,813,495)        (107,168,737)
                                                                    ----------------   ------------------

    NET DECREASE                                                         (28,200,833)         (49,554,297)

NET ASSETS:
Beginning of period                                                    1,116,258,403        1,165,812,700
                                                                    ----------------   ------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,694,217 AND $2,542,599, RESPECTIVELY)                            $  1,088,057,570   $    1,116,258,403
                                                                    ================   ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets from operations                                                  $   36,586,247
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
  Purchases of investments                                                                    (432,644,970)
  Principal repayments/sales of investments                                                    440,622,145
  Net sales/maturities of short-term investments                                                37,544,073
  Increase in receivables and other assets related to operations                                  (783,375)
  Decrease in payables related to operations                                                      (258,860)
  Net loan fees received                                                                           581,045
  Amortization of loan fees                                                                       (621,914)
  Accretion of discounts                                                                        (1,047,342)
  Net realized gain on investments                                                             (14,202,736)
  Net change in unrealized appreciation on investments                                            (258,308)
  Transfer of cash from segregated account                                                         750,000
                                                                                            --------------

  NET CASH PROVIDED BY OPERATING ACTIVITIES                                                     66,266,005
                                                                                            --------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Shares of beneficial interest sold                                                              54,183,543
Shares tendered                                                                               (107,674,881)
Dividends from net investment income (net of reinvested dividends of $9,831,796)               (13,093,549)
                                                                                            --------------

  NET CASH USED FOR FINANCING ACTIVITIES                                                       (66,584,887)
                                                                                            --------------

NET DECREASE IN CASH                                                                              (318,882)

CASH BALANCE AT BEGINNING OF YEAR                                                                1,601,337
                                                                                            --------------

CASH BALANCE AT END OF YEAR                                                                 $    1,282,455
                                                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PRIME INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees; (4) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(5) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (6) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. FEDERAL INCOME TAX POLICY -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005, aggregated $435,756,427 and $449,100,556, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2005, the Investment Advisor has informed the Trust that it received $214,000 in early withdrawal charges.

Morgan Stanley Trust, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent. At March 31, 2005, the Trust had transfer agent fees and expenses payable of approximately $15,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended March 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,578. At March 31, 2005, the Trust had an accrued pension liability of $60,318 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                               SHARES           AMOUNT
                                                                           -------------   ----------------
Balance, September 30, 2003                                                  135,743,766   $  1,597,834,406
Shares sold                                                                   11,663,401        103,833,071
Shares issued to shareholders for reinvestment of dividends                    2,404,669         21,385,565
Shares tendered (four quarterly tender offers)                               (26,011,258)      (232,387,373)
                                                                           -------------   ----------------
Balance, September 30, 2004                                                  123,800,578      1,490,665,669
Shares sold                                                                    6,162,885         56,029,590
Shares issued to shareholders for reinvestment of dividends                    1,081,339          9,831,796
Shares tendered (four quarterly tender offers)                               (11,827,635)      (107,674,881)
                                                                           -------------   ----------------
Balance, March 31, 2005                                                      119,217,167   $  1,448,852,174
                                                                           =============   ================

On April 28, 2005, the Trustees approved a tender offer to purchase up to 10 million shares of beneficial interest to commence on May 18, 2005.

5. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

6. COMMITMENTS AND CONTINGENCIES

As of March 31, 2005, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                                               UNFUNDED
BORROWER                                                                                      COMMITMENT
--------                                                                                     -------------
ALM Media, Inc.                                                                              $     144,052
BCP Crystal Holdings, Ltd.                                                                       1,958,035
Centennial Cellular Operating, Inc.                                                              2,250,000
Dobson Cellular Systems, Inc.                                                                    2,500,000
Domino's, Inc.                                                                                   3,400,000
DynCorp International, LLC                                                                       2,666,667
Federal Mogul Corp.                                                                                512,992
General Nutrition Center, Inc.                                                                   3,000,000
Nexpak Corp.                                                                                       665,000
Nextel Partners Operating Corp.                                                                  3,750,000
Outsourcing Solutions, Inc.                                                                        167,681
Primedia, Inc.                                                                                   5,000,000
Select Medical Corp.                                                                             1,333,333
Texas Genco, LLC                                                                                 6,961,538
Venetian Casino Resort, LLC                                                                      2,735,043
Warner Chilcott Holding Co., III, Ltd.                                                             397,476
Wyndham International, Inc.                                                                      2,000,000
                                                                                             -------------
                                                                                             $  39,441,817
                                                                                             =============

The total value of the security segregated for unfunded loan commitments was $40,230,653.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Trust had a net capital loss carryforward of $390,924,930 of which $7,660,498 will expire on September 30, 2007, $5,233,092 will expire on September 30, 2009, $60,112,113 will expire on September 30, 2010, $206,184,990 will expire on September 30, 2011 and $111,734,237 will expire on September 30, 2012 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Trust's next taxable year) and tax adjustments and book amortization of discounts on revolver loans held by the Trust.

8. LEGAL MATTERS

On November 14, 2001, an alleged class action lawsuit was filed on behalf of certain investors in Morgan Stanley Prime Income Trust alleging that, during the period from November 1, 1998 through April 26, 2001, the Trust, its investment advisor and a related entity, its administrator, certain of its officers, and certain of its Trustees violated certain provisions of the Securities Act of 1933 and common law by allegedly misstating the Trust's net asset value in its prospectus, registration statement and financial reports. On November 8, 2002, the court denied defendants' motion to dismiss the complaint. Each of the defendants believes the lawsuit to be without merit and intends to vigorously contest the action. No provision has been made in the Trust's financial statements for the effect, if any, of such matters. On October 15, 2004 the parties entered into a Stipulation of Settlement to resolve the matter. Pursuant to the Stipulation of Settlement, on November 15, 2004, the lead Plaintiff filed a notice (i) seeking preliminary approval of the Settlement, (ii) directing dissemination of a notice to the Class and (iii) requesting a fairness hearing. On December 9, 2004, following a court conference, the Court issued an Order Preliminarily Approving the Proposed Settlement, Directing the Issuance of Notice to the Class, and Setting a Fairness Hearing for May 26, 2005 at 2:30 pm.

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Trust, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Trust, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Trust, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Trust and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Trust's financial statements for the effect, if any, of this matter.

MORGAN STANLEY PRIME INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                FOR THE YEAR ENDED SEPTEMBER 30,
                                                    MONTHS ENDED    ------------------------------------------------------
                                                   MARCH 31, 2005     2004       2003         2002       2001       2000
                                                   --------------   --------   --------     --------   --------   --------
                                                    (UNAUDITED)
SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $   9.02       $   8.59   $   8.01     $   8.62   $   9.72   $   9.87
                                                     --------       --------   --------     --------   --------   --------
Income (loss) from investment operations:
  Net investment income                                  0.18           0.34       0.38         0.45       0.69       0.82
  Net realized and unrealized gain (loss)                0.12           0.47       0.58        (0.64)     (1.11)     (0.16)
                                                     --------       --------   --------     --------   --------   --------
Total income (loss) from investment operations           0.30           0.81       0.96        (0.19)     (0.42)      0.66
                                                     --------       --------   --------     --------   --------   --------

Less dividends from net investment income               (0.19)         (0.38)     (0.38)       (0.42)     (0.68)     (0.81)
                                                     --------       --------   --------     --------   --------   --------

Net asset value, end of period                       $   9.13       $   9.02   $   8.59     $   8.01   $   8.62   $   9.72
                                                     ========       ========   ========     ========   ========   ========

TOTAL RETURN+                                            3.31%(2)       9.65%     12.31%       (2.30)%    (4.54)%     6.87%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                 1.33%(3)       1.32%      1.36%(1)     1.29%      1.20%      1.21%
Net investment income                                    3.97%(3)       3.75%      4.45%        5.15%      7.53%      8.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $  1,088       $  1,116   $  1,166     $  1,378   $  2,195   $  2,884
Portfolio turnover rate                                    41%(2)         94%        49%          27%        29%        45%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38567RPT-RA05-00384P-Y03/05

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                              PRIME INCOME TRUST


                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2005

                                                           [MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

None

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005